Condensed Statements of Cash Flows - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities
Net income	$ 500,925	$ 9,974,146	$ (2,633,699)	$ 9,759,713
Adjustments to reconcile net income to net cash used in operating activities:
Gain on marketable securities (net), dividends and interest, held in Trust Account	(4,080,757)	(164,227)	(20,844)	(2,395,202)
Formation and operating expenses funded by note payable through Sponsor	78,413	(6,499)
Transaction costs allocated to derivative warrant liability			396,497	0
Formation costs funded by note payable through Sponsor			22,347	0
Gain on settlement of underwriting fees			0	(202,458)
Change in fair value of derivative warrant liabilities	(167,280)	(10,467,240)	1,978,800	(11,625,960)
Formation costs paid in exchange for issuance of ordinary shares			20,421	0
Changes in operating assets and liabilities:
Prepaid and other assets	156,406	169,552	(702,920)	390,272
Accounts payable	5,097,210	12,972	2,810	673,842
Accrued expenses	(1,517,762)	116,532	97,074	2,953,176
Net cash provided by (used in) operating activities	67,155	(364,764)	(839,514)	(446,617)
Cash Flows from Investing Activities:
Trust account withdrawal for Class A share redemptions	189,434,603	0
Investment of cash into Trust Account			(232,300,000)	0
Net cash provided by investing activities	189,434,603	0	(232,300,000)	0
Cash Flows from Financing Activities
Redemption of Class A shares	(189,434,603)	0
Proceeds from note payable and advances from related party	270,000	0	65,000	0
Repayment of promissory note payable - related party			(5,000)	(8,461)
Proceeds from sale of Class A ordinary shares, gross			230,000,000	0
Proceeds from sale of Private Placement Warrants			8,900,000	0
Deferred legal fees paid	(343,437)	0	(5,317,282)	0
Net cash used in financing activities	(189,508,040)	0	233,642,718	(8,461)
Net decrease in cash	(6,282)	(364,764)	503,204	(455,078)
Cash - beginning of period	48,126	503,204	0	503,204
Cash - end of period	41,844	138,440	503,204	48,126
Supplemental disclosure of noncash investing and financing activities:
Initial Class A shares subject to possible redemption			202,381,098	0
Remeasurement of Class A shares to redemption value	4,080,757	85,071	29,918,902	2,316,046
Offering costs included in accrued expenses			83,237	0
Offering costs paid through promissory note - related party			126,114	0
Offering costs paid through prepaid legal expense funded by Sponsor			4,579	0
Offering costs on Founder Shares offered to Anchor Investors			8,306,250	0
Deferred legal fees			343,437	0
Deferred underwriting fees payable			8,050,000	0
Initial derivative warrant liabilities			10,261,200	0
Gain on settlement of underwriting fees			$ 0	$ (7,847,542)
Offering costs paid through promissory note - related party	$ 0	$ 201,962